Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240501
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Global Sustainable Equities ETF
Trading Symbol	SROI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219. This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 18.55% (NAV), while the MSCI ACWI Net Index returned 22.11% and the broad-based benchmark MSCI ACWI Index returned 22.59%. After years of Magnificent 7 dominance, a durable trend of market rotation and broadening began in 2026. Investors finally recognized the importance of diversifying beyond high-priced momentum stocks, playing to the Fund's strength in idiosyncratic, well-priced quality growth stocks. We believe this positioning and our valuation discipline will continue to serve the Fund well in this risk-aware environment. Security selection accounted for most of the performance shortfall. The financials sector was the largest drag, attributable to an underweight position and negative stock selection. Industrials compounded underperformance, driven by an overweight in a lagging sector and weak stock selection within it. Information technology, the portfolio's largest sector exposure, was neutral to attribution, as gains from Alphabet and SK Hynix offset losses in SAP and Bentley Systems. Both reflected distinct headwinds: AI-driven business model disruption for SAP and valuation pressure for Bentley despite solid fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	MSCI ACWI Gross Total Return Index
2/3/23	$10,000	$9,999
2/28/23	$9,596	$9,511
3/31/23	$9,872	$9,811
4/30/23	$10,036	$9,957
5/31/23	$9,892	$9,857
6/30/23	$10,396	$10,434
7/31/23	$10,668	$10,819
8/31/23	$10,244	$10,521
9/30/23	$9,624	$10,089
10/31/23	$9,340	$9,788
11/30/23	$10,180	$10,696
12/31/23	$10,769	$11,214
1/31/24	$10,664	$11,282
2/29/24	$11,112	$11,770
3/31/24	$11,375	$12,140
4/30/24	$10,987	$11,751
5/31/24	$11,508	$12,236
6/30/24	$11,686	$12,513
7/31/24	$11,819	$12,718
8/31/24	$12,162	$13,045
9/30/24	$12,348	$13,353
10/31/24	$11,960	$13,058
11/30/24	$12,126	$13,550
12/31/24	$11,788	$13,234
1/31/25	$12,114	$13,681
2/28/25	$12,061	$13,603
3/31/25	$11,654	$13,073
4/30/25	$11,882	$13,201
5/31/25	$12,561	$13,968
6/30/25	$12,975	$14,601
7/31/25	$12,870	$14,803
8/31/25	$13,049	$15,175
9/30/25	$13,431	$15,731
10/31/25	$13,683	$16,085
11/30/25	$13,699	$16,088
12/31/25	$13,717	$16,261
1/31/26	$14,101	$16,746
2/28/26	$14,383	$16,966
3/31/26	$13,373	$15,756
4/30/26	$14,719	$17,365
5/31/26	$15,271	$18,270
6/30/26	$15,307	$18,129
7/31/26	$15,242	$18,147

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/3/23
NAV	18.55	12.83
MSCI ACWI Gross Total Return Index	22.59	18.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/SROI for the most recent performance information.

Performance Inception Date	Feb. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2026
AssetsNet	$ 18,781,446
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 167,507
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$18,781,446	120	22%	$167,507

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.0
Industrials	16.7
Financials	14.0
Consumer Discretionary	10.1
Health Care	9.1
Communication Services	7.5
Consumer Staples	4.4
Materials	4.1
Utilities	2.3
Real Estate	1.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	6.3
NVIDIA Corp.	4.4
Microsoft Corp.	3.8
Apple, Inc.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3.3
Amazon.com, Inc.	2.8
SK Hynix, Inc.	2.0
Broadcom, Inc.	1.9
Applied Materials, Inc.	1.7
Visa, Inc. - Class A	1.6

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since July 31, 2026. For more complete information, you may review the Fund's current prospectus and the supplement to the prospectus dated September 11, 2026, which is available on our website at www.calamos.com/resources or upon request by email at caminfo@calamos.com or calling 866-363-9219.

On September 10, 2026, the Board of the Trust determined it advisable and in the best interests of the shareholders of Calamos Antetokounmpo Global Sustainable Equities ETF, a series of the Trust, that the Fund be dissolved, terminated and liquidated on or about November 23, 2026, in accordance with the terms of a Plan of Liquidation. Effective November 19, 2026, the Fund will stop accepting orders of Creation Units from authorized participants. It is expected that November 20, 2026 will be the Fund's last full day of trading on NYSE Arca, Inc., the exchange on which the Fund's shares are listed and principally trade.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since July 31, 2026. For more complete information, you may review the Fund's current prospectus and the supplement to the prospectus dated September 11, 2026, which is available on our website at www.calamos.com/resources or upon request by email at caminfo@calamos.com or calling 866-363-9219.

Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000261610
Shareholder Report [Line Items]
Fund Name	Calamos Autocallable Income ETF
Trading Symbol	CAIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to deliver high, stable income tied to equity market performance, rather than traditional fixed-income credit or duration, through exposure to a portfolio of 52 or more autocallables in the MerQube US Large-Cap Vol Advantage Autocallable Index, an income-oriented index that references US equities. For the 12 months ended July 31, 2026, the Fund generated a strong return of 17.05% (NAV), compared with the MerQube US Large-Cap Vol Advantage Autocallable Index’s 17.56% return and broad-based S&P 500 Total Return Index's 22.06% return. The MerQube Index's weighted-average coupon rate was 13.97% as of July 31, 2026, significantly higher than that of investment-grade bonds. Autocallable structured notes fared well in the period, benefiting from the broad equity market resilience that drove the S&P 500 Index higher. These notes call early when the index meets or exceeds a barrier on an observation date. The positive equity environment supported this call activity and income generation. As notes were called, the Fund received principal plus accrued income before maturity and reinvested the proceeds in new notes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
6/25/25	$10,000	$10,002
6/30/25	$10,268	$10,189
7/31/25	$10,636	$10,417
8/31/25	$10,869	$10,628
9/30/25	$11,284	$11,016
10/31/25	$11,473	$11,274
11/30/25	$11,501	$11,302
12/31/25	$11,521	$11,309
1/31/26	$11,668	$11,473
2/28/26	$11,600	$11,386
3/31/26	$11,097	$10,819
4/30/26	$12,168	$11,954
5/31/26	$12,579	$12,583
6/30/26	$12,450	$12,463
7/31/26	$12,435	$12,455

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/25/25
NAV	17.05	21.63
S&P 500 Total Return Index	19.52	22.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIE for the most recent performance information.

Performance Inception Date	Jun. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,184,371,236
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 4,567,984
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,184,371,236	3	0%	$4,567,984

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	79.3
U.S. Government and Agency Security	13.6
Total Return Swap	5.5

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000265508
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Autocallable Income ETF
Trading Symbol	CAIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq® Autocallable Income ETF for the period of November 20, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIQ	$49Footnote Reference(1)	0.67%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.67%	[2]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to deliver high, stable income tied to equity market performance, rather than traditional fixed-income credit or duration, through exposure to a portfolio of 52 or more autocallables in the MerQube Nasdaq 100® Vol Advantage Autocallable Index, an income-oriented index that references Nasdaq 100® equities. For the period ending July 31, 2026, the Fund returned 12.90% (NAV) since its November 20, 2025, inception, compared with the MerQube Nasdaq 100 Vol Advantage Autocallable Index’s 13.13% return and broad-based S&P 500 Total Return Index's 13.66% return. The MerQube Index's weighted-average coupon rate was 18.00% as of July 31, 2026, significantly higher than that of investment-grade bonds. Autocallable structured notes fared well in the period, benefiting from the broad equity market resilience that drove the Nasdaq-100 Index higher. These notes call early when the index meets or exceeds a barrier on an observation date. The positive equity environment supported this call activity and income generation. As notes were called, the Fund received principal plus accrued income before maturity and reinvested the proceeds in new notes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
11/20/25	$10,000	$9,998
11/30/25	$10,372	$10,313
12/31/25	$10,408	$10,319
1/31/26	$10,489	$10,469
2/28/26	$10,388	$10,390
3/31/26	$9,974	$9,872
4/30/26	$11,349	$10,908
5/31/26	$11,800	$11,482
6/30/26	$11,738	$11,373
7/31/26	$11,339	$11,366

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 11/20/25
NAV	12.90
S&P 500 Total Return Index	13.66

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIQ for the most recent performance information.

Performance Inception Date	Nov. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 286,386,738
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 710,429
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$286,386,738	3	0%	$710,429

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	81.1
U.S. Government and Agency Security	14.8
Total Return Swap	2.7

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000273069
Shareholder Report [Line Items]
Fund Name	Calamos Autocallable Growth ETF
Trading Symbol	CAGE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Autocallable Growth ETF for the period of April 16, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAGE	$19Footnote Reference(1)	0.63%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 19	[3]
Expense Ratio, Percent	0.63%	[4]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

CAGE is designed to grow wealth at a greater rate than the S&P 500 over time. The Fund’s exposure to autocallable growth notes with memory is a unique feature that stores coupons in down markets and pays them all at once as accrued returns (not distributions) when markets recover. In addition, all coupons are reinvested and compounded tax-deferred. For the period ending July 31, 2026, the Fund returned 9.92% (NAV) since its April 16, 2026, inception, compared with the MerQube US Large-Cap Vol Advantage Autocallable Growth Index’s 9.88% return and broad-based S&P 500 Total Return Index's 6.95% return. Over its first 3.5 months, CAGE outperformed the S&P 500 through volatility-targeting leverage in its underlying MerQube Index. In other words, the index is able to ramp up leveraged exposure to the S&P 500 when volatility is low via E-mini S&P 500 futures. Because the equity market rose steadily with low realized volatility over this period, that leverage amplified the Fund's return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
4/16/26	$10,000	$9,998
4/30/26	$10,480	$10,265
5/31/26	$11,348	$10,805
6/30/26	$11,084	$10,702
7/31/26	$11,052	$10,695

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 4/16/26
NAV	9.92
S&P 500 Total Return Index	6.95

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAGE for the most recent performance information.

Performance Inception Date	Apr. 16, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 105,799,216
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 108,855
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$105,799,216	3	4%	$108,855

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	81.0
U.S. Government and Agency Security	17.3
Total Return Swap	0.9

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000246662
Shareholder Report [Line Items]
Fund Name	Calamos CEF Income & Arbitrage ETF
Trading Symbol	CCEF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 12.11% (NAV), compared with 12.51% for the S-Network Composite Closed- End Fund Index (SNCEFCT) and 20.80% for the broad-based benchmark MSCI World Index. The Fund also paid a monthly distribution of $0.1948 per share as of period end. Performance was driven by the team's selection of underlying closed-end funds, which appreciated and saw their discounts narrow. The portfolio's diversification across asset classes, regions, sectors, and industries --including information technology, health care, and municipal bonds --benefited from a rotation away from high-priced momentum stocks. Energy exposure was a standout contributor following the outbreak of the war in Iran, while senior loans detracted on an absolute basis. Relative to the SNCEFCT Index, the Fund's lack of exposure to commodities detracted; the Fund excludes physical commodities, which do not pay monthly distributions and generally trade at a flat discount. The MSCI World Index is a pure global equity benchmark, heavily weighted toward the mega-cap growth and AI-related names that drove much of the period's equity gains. The Fund's return was diluted by its bond and income-oriented constituents, which didn't fully benefit from the equity rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	MSCI World Gross Total Return Index
1/16/24	$10,000	$9,993
1/31/24	$9,956	$10,124
2/29/24	$10,264	$10,557
3/31/24	$10,639	$10,899
4/30/24	$10,342	$10,502
5/31/24	$10,721	$10,978
6/30/24	$10,988	$11,205
7/31/24	$11,340	$11,405
8/31/24	$11,633	$11,710
9/30/24	$12,004	$11,929
10/31/24	$11,728	$11,695
11/30/24	$12,301	$12,236
12/31/24	$11,769	$11,921
1/31/25	$12,230	$12,344
2/28/25	$12,163	$12,259
3/31/25	$12,034	$11,720
4/30/25	$11,717	$11,830
5/31/25	$12,149	$12,538
6/30/25	$12,578	$13,083
7/31/25	$12,675	$13,254
8/31/25	$12,913	$13,604
9/30/25	$13,112	$14,046
10/31/25	$13,122	$14,330
11/30/25	$13,269	$14,375
12/31/25	$13,352	$14,496
1/31/26	$13,769	$14,823
2/28/26	$13,969	$14,936
3/31/26	$13,234	$13,992
4/30/26	$13,986	$15,340
5/31/26	$14,165	$16,047
6/30/26	$14,341	$15,937
7/31/26	$14,225	$16,021

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/16/24
NAV	12.11	14.82
MSCI World Gross Total Return Index	20.80	20.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CCEF for the most recent performance information.

Performance Inception Date	Jan. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,878,285
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 196,521
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$33,878,285	52	99%	$196,521

Holdings [Text Block]
Table Summary
FUND CATEGORIES	% OF NET ASSETS
Equity-Sector	14.2
Covered Call	13.8
Global Allocation	8.1
U.S. Allocation	7.5
Master Limited Partnership	7.0
World Stock	6.2
High Yield Bond	6.0
Preferred	5.9
World Bond	5.1
U.S. Stock	4.8
Senior Loan	3.0
Real Estate Investment Trust	2.5
U.S. Investment Grade	2.2
Municipal Bond	1.8
Convertible	1.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	4.1
Virtus Equity & Convertible Income Fund	4.0
Bexil Investment Trust	3.5
Adams Natural Resources Fund, Inc.	3.5
BlackRock Health Sciences Term Trust	3.0
Virtus Artificial Intelligence & Technology Opportunities Fund	2.7
ClearBridge Energy Midstream Opportunity Fund, Inc.	2.7
Nuveen Multi-Asset Income Fund	2.6
LMP Capital & Income Fund, Inc.	2.6
Templeton Emerging Markets Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000243953
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Equity Alternative ETF
Trading Symbol	CVRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$84	0.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 43.95% (NAV), strongly outperforming the ICE BofA All U.S. Convertible Index's 23.61% return and the broad-based Bloomberg U.S. Aggregate Bond Index's 2.70% return. The Fund's highly equity-sensitive convertibles benefited from the robust performance of a concentrated growth rally in equities, a real bond floor from higher rates, and tailwinds from spreads and issuance, while the Agg Index's traditional fixed-income market was challenged by rising yields tied to inflation fears. Security selection and an average overweight in information technology boosted the Fund's performance. Specifically, holdings in technology hardware, storage & peripherals notably helped, as did communications equipment. Security selection within financials dampened relative results, with positions in asset management & custody banks and diversified financial services losing ground.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/4/23	$10,000	$10,000
10/31/23	$9,497	$9,990
11/30/23	$10,442	$10,443
12/31/23	$11,150	$10,842
1/31/24	$10,918	$10,813
2/29/24	$11,266	$10,660
3/31/24	$11,540	$10,758
4/30/24	$10,897	$10,487
5/31/24	$11,262	$10,664
6/30/24	$11,289	$10,765
7/31/24	$11,478	$11,017
8/31/24	$11,698	$11,175
9/30/24	$11,957	$11,325
10/31/24	$12,015	$11,044
11/30/24	$13,697	$11,161
12/31/24	$12,627	$10,978
1/31/25	$13,271	$11,036
2/28/25	$12,602	$11,279
3/31/25	$12,060	$11,283
4/30/25	$12,315	$11,328
5/31/25	$12,956	$11,247
6/30/25	$13,543	$11,419
7/31/25	$14,193	$11,389
8/31/25	$14,555	$11,526
9/30/25	$15,432	$11,651
10/31/25	$16,358	$11,724
11/30/25	$16,463	$11,797
12/31/25	$16,334	$11,779
1/31/26	$17,581	$11,792
2/28/26	$18,404	$11,985
3/31/26	$17,848	$11,774
4/30/26	$20,833	$11,787
5/31/26	$22,457	$11,824
6/30/26	$22,157	$11,852
7/31/26	$20,440	$11,698

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/4/23
NAV	43.95	28.65
Bloomberg U.S. Aggregate Bond Index	2.70	5.70

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CVRT for the most recent performance information.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,732,662
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 129,856
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,732,662	94	162%	$129,856

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	39.9
Utilities	14.6
Communication Services	12.3
Health Care	8.1
Industrials	7.6
Financials	4.6
Consumer Discretionary	3.9
Materials	3.0
Real Estate	2.8
Energy	1.0
Consumer Staples	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc., 6.250%, 05/15/29	10.0
Western Digital Corp., 3.000%, 11/15/28	7.0
Boeing Co., 6.000%, 10/15/27	5.3
Lumentum Holdings, Inc., 0.375%, 03/15/32	3.4
Super Micro Computer, Inc., 7.000%, 06/01/29	2.6
Hewlett Packard Enterprise Co., 7.625%, 09/01/27	2.6
Oracle Corp.	2.2
MKS, Inc., 1.250%, 06/01/30	2.0
Akamai Technologies, Inc., 0.250%, 05/15/33	1.7
Snowflake, Inc., 0.000%, 10/01/29	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000247126
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity & Income ETF
Trading Symbol	CANQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 7.97% (NAV), outperforming the broad-based Bloomberg U.S. Aggregate Bond Index's 2.70% return while participating in the upside of the Nasdaq-100 Total Return Index®, which gained 22.58%. In addition, CANQ posted a 30-day SEC yield of 4.03% in July. The Fund's hybrid approach combines a fixed-income portfolio that generates income with equity exposure designed to be less volatile than a direct investment in the Nasdaq-100 Index. The Fund's exposure to the Nasdaq-100 Total Return Index, spurred on by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech, enabled it to outpace the Agg Index, which faced headwinds from higher yields and lower bond prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/13/24	$10,000	$10,001
2/29/24	$10,056	$9,973
3/31/24	$10,177	$10,065
4/30/24	$9,811	$9,811
5/31/24	$10,219	$9,977
6/30/24	$10,716	$10,072
7/31/24	$10,688	$10,307
8/31/24	$10,924	$10,455
9/30/24	$11,141	$10,595
10/31/24	$11,013	$10,333
11/30/24	$11,501	$10,442
12/31/24	$11,811	$10,271
1/31/25	$12,063	$10,325
2/28/25	$12,013	$10,553
3/31/25	$11,363	$10,557
4/30/25	$11,478	$10,598
5/31/25	$11,900	$10,522
6/30/25	$12,440	$10,684
7/31/25	$12,584	$10,656
8/31/25	$12,694	$10,783
9/30/25	$13,140	$10,901
10/31/25	$13,631	$10,969
11/30/25	$13,473	$11,037
12/31/25	$13,190	$11,021
1/31/26	$13,194	$11,033
2/28/26	$13,061	$11,213
3/31/26	$12,436	$11,016
4/30/26	$13,464	$11,028
5/31/26	$14,162	$11,062
6/30/26	$13,809	$11,089
7/31/26	$13,566	$10,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/13/24
NAV	7.97	13.35
Bloomberg U.S. Aggregate Bond Index	2.70	3.73

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CANQ for the most recent performance information.

Performance Inception Date	Feb. 13, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,046,637
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 192,979
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,046,637	28	13%	$192,979

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	85.2
Long Call Option	14.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Simplify MBS ETF	24.0
Vanguard Emerging Markets Government Bond ETF	21.3
State Street SPDR Portfolio High Yield Bond ETF	14.9
Janus Henderson AAA CLO ETF	11.4
Schwab 1-5 Year Corporate Bond ETF	4.4
iShares® Broad USD Investment Grade Corporate Bond ETF	3.9
iShares® 5-10 Year Investment Grade Corporate Bond ETF	2.8
Franklin Senior Loan ETF	2.5
Direxion Nasdaq-100® Equal Weighted Index ETF, Call, Strike Price $101, 03/19/27	2.3
Apple, Inc., Call, Strike Price $245, 09/18/26	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256995
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBOJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$67	0.69%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -5.54% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
1/22/25	$10,000	$10,000
1/31/25	$10,020	$10,022
2/28/25	$9,892	$10,242
3/31/25	$9,904	$10,246
4/30/25	$10,024	$10,286
5/31/25	$10,172	$10,213
6/30/25	$10,232	$10,370
7/31/25	$10,388	$10,342
8/31/25	$10,324	$10,466
9/30/25	$10,456	$10,580
10/31/25	$10,416	$10,646
11/30/25	$10,020	$10,713
12/31/25	$9,921	$10,697
1/31/26	$9,905	$10,708
2/28/26	$9,773	$10,883
3/31/26	$9,798	$10,692
4/30/26	$9,901	$10,704
5/31/26	$9,872	$10,737
6/30/26	$9,707	$10,763
7/31/26	$9,748	$10,623

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/22/25
NAV	-5.54	-1.33
Bloomberg U.S. Aggregate Bond Index	2.70	4.04

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOJ for the most recent performance information.

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,815,408
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 210,407
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,815,408	5	0%	$210,407

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	151.7
Long Put Option	0.5
Short Call Option	(52.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256996
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$67	0.69%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -5.80% (NAV) for the annual period ended July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,248	$9,952
5/31/25	$10,404	$9,881
6/30/25	$10,480	$10,033
7/31/25	$10,580	$10,006
8/31/25	$10,600	$10,126
9/30/25	$10,672	$10,236
10/31/25	$10,688	$10,300
11/30/25	$10,520	$10,364
12/31/25	$10,530	$10,349
1/31/26	$10,477	$10,360
2/28/26	$9,933	$10,530
3/31/26	$9,909	$10,344
4/30/26	$10,023	$10,356
5/31/26	$10,011	$10,388
6/30/26	$9,782	$10,413
7/31/26	$9,892	$10,277

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-5.80	-0.57
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOA for the most recent performance information.

Performance Inception Date	Apr. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,853,843
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 35,137
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,853,843	5	0%	$35,137

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	158.2
Long Put Option	0.9
Short Call Option	(60.0)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256997
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBOY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -1.44% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 through June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,116	$10,045
8/31/25	$10,092	$10,165
9/30/25	$10,172	$10,276
10/31/25	$10,148	$10,340
11/30/25	$9,992	$10,404
12/31/25	$9,966	$10,389
1/31/26	$9,938	$10,400
2/28/26	$9,857	$10,570
3/31/26	$9,869	$10,384
4/30/26	$9,889	$10,396
5/31/26	$9,897	$10,428
6/30/26	$9,930	$10,453
7/31/26	$9,930	$10,317

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-1.44	-0.43
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOY for the most recent performance information.

Performance Inception Date	Jul. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,910,797
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 36,884
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,910,797	5	0%	$36,884

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	165.8
Long Put Option	1.3
Short Call Option	(68.1)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256998
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOO	$56Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	0.69%	[6]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin's positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin increases, the cap may limit upside. Both the cap and downside protection cause the Fund's returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -1.16% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,948	$10,057
11/30/25	$9,852	$10,120
12/31/25	$9,844	$10,105
1/31/26	$9,840	$10,116
2/28/26	$9,792	$10,281
3/31/26	$9,804	$10,100
4/30/26	$9,820	$10,111
5/31/26	$9,840	$10,143
6/30/26	$9,852	$10,167
7/31/26	$9,876	$10,035

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-1.16
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOO for the most recent performance information.

Performance Inception Date	Oct. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 6,141,659
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 34,946
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$6,141,659	3	0%	$34,946

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.7
Long Call Option	0.0
Short Call Option	0.0

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000273082
Shareholder Report [Line Items]
Fund Name	Calamos Tax-Aware Collateral ETF
Trading Symbol	CBOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Tax-Aware Collateral ETF for the period of April 17, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOX	$4Footnote Reference(1)	0.14%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 4	[7]
Expense Ratio, Percent	0.14%	[8]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to generate returns above Treasury bills with limited incremental risk by using SPY box spreads to replicate a cash/T-bill-like return rather than holding actual bonds. Since the Fund's inception on April 17, 2026, through July 31, 2026, the Fund returned 1.14% (NAV), compared with the 1.06% return of the Bloomberg Short Treasury 1-3 Month Index and  -1.52% return of the broad-based Bloomberg U.S. Aggregate Bond Index. The Agg Index has meaningful duration (~6 years) across Treasuries, MBS, and corporates, so its price tends to fall when yields rise. The Fund is built from short-dated, continuously rolled FLEX spreads with near-zero duration —it accrues the implied short-term financing rate regardless of rate moves. Over this period, Treasury yields moved higher (with the 10-year yield rising from the low 4%s toward the high 4%s), which was a price headwind for the Agg but inconsequential for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/17/26	$10,000	$10,000
4/30/26	$10,017	$9,923
5/31/26	$10,048	$9,954
6/30/26	$10,080	$9,978
7/31/26	$10,115	$9,848

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 4/17/26
NAV	1.14
Bloomberg U.S. Aggregate Bond Index	-1.52

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOX for the most recent performance information.

Performance Inception Date	Apr. 17, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 1,281,430,166
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 393,416
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,281,430,166	2	0%	$393,416

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	92.3
Long Call Option	7.5

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256935
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$56	0.69%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -36.96% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 80% downside protection cushioned against bitcoin's plunge, though it absorbed an initial double-digit loss in early 2026 and was down further following its outcome period reset in February. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,364	$10,213
3/31/25	$9,288	$10,217
4/30/25	$9,856	$10,257
5/31/25	$10,576	$10,184
6/30/25	$10,820	$10,340
7/31/25	$11,484	$10,313
8/31/25	$10,980	$10,436
9/30/25	$11,440	$10,550
10/31/25	$11,068	$10,616
11/30/25	$9,388	$10,682
12/31/25	$8,873	$10,666
1/31/26	$8,387	$10,678
2/28/26	$7,555	$10,852
3/31/26	$7,653	$10,661
4/30/26	$8,079	$10,673
5/31/26	$7,831	$10,706
6/30/26	$7,000	$10,732
7/31/26	$7,130	$10,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/4/25
NAV	-36.96	-20.16
Bloomberg U.S. Aggregate Bond Index	2.70	3.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTJ for the most recent performance information.

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,813,201
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 224,010
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,813,201	5	0%	$224,010

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	146.3
Long Put Option	0.4
Short Call Option	(47.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256936
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBTA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$57	0.69%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -33.76% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed a double-digit loss in early 2026 and was down to a lesser extent following its outcome period reset in April. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$11,148	$9,952
5/31/25	$12,000	$9,881
6/30/25	$12,268	$10,033
7/31/25	$12,460	$10,006
8/31/25	$12,636	$10,126
9/30/25	$12,992	$10,236
10/31/25	$12,812	$10,300
11/30/25	$11,424	$10,364
12/31/25	$11,185	$10,349
1/31/26	$10,749	$10,360
2/28/26	$8,667	$10,530
3/31/26	$8,623	$10,344
4/30/26	$9,216	$10,356
5/31/26	$9,058	$10,388
6/30/26	$8,062	$10,413
7/31/26	$8,380	$10,277

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-33.76	-12.55
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTA for the most recent performance information.

Performance Inception Date	Apr. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,193,554
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 25,461
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,193,554	5	0%	$25,461

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	143.3
Long Put Option	0.7
Short Call Option	(45.5)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256937
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBTY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$61	0.69%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -23.50% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 80% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 20% loss in early 2026. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,348	$10,045
8/31/25	$10,024	$10,165
9/30/25	$10,344	$10,276
10/31/25	$10,104	$10,340
11/30/25	$9,148	$10,404
12/31/25	$8,914	$10,389
1/31/26	$8,651	$10,400
2/28/26	$8,014	$10,570
3/31/26	$8,006	$10,384
4/30/26	$8,042	$10,396
5/31/26	$7,941	$10,428
6/30/26	$7,937	$10,453
7/31/26	$7,937	$10,317

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-23.50	-19.69
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTY for the most recent performance information.

Performance Inception Date	Jul. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,877,397
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 70,868
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,877,397	5	0%	$70,868

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	147.1
Long Put Option	1.0
Short Call Option	(49.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256938
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBTO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTO	$50Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 50	[9]
Expense Ratio, Percent	0.69%	[10]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -20.83% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by a hawkish shift in Fed policy expectations, heavy investor outflows, and leverage liquidation. While the Fund's 80% downside protection cushioned against bitcoin's plunge, the fund absorbed that initial 20% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,532	$10,057
11/30/25	$8,816	$10,120
12/31/25	$9,176	$10,105
1/31/26	$8,490	$10,116
2/28/26	$8,013	$10,281
3/31/26	$8,037	$10,100
4/30/26	$8,061	$10,111
5/31/26	$7,977	$10,143
6/30/26	$7,897	$10,167
7/31/26	$7,913	$10,035

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-20.83
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTO for the most recent performance information.

Performance Inception Date	Oct. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 27,651,266
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 140,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$27,651,266	3	0%	$140,489

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.6
Short Call Option	0.0
Long Call Option	0.0

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256941
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CBXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$60	0.69%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -25.31% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 10% loss in early 2026 and was down further following its outcome period reset in February. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,656	$10,213
3/31/25	$9,604	$10,217
4/30/25	$9,960	$10,257
5/31/25	$10,428	$10,184
6/30/25	$10,596	$10,340
7/31/25	$11,048	$10,313
8/31/25	$10,760	$10,436
9/30/25	$11,092	$10,550
10/31/25	$10,912	$10,616
11/30/25	$9,664	$10,682
12/31/25	$9,241	$10,666
1/31/26	$8,906	$10,678
2/28/26	$8,401	$10,852
3/31/26	$8,462	$10,661
4/30/26	$8,756	$10,673
5/31/26	$8,584	$10,706
6/30/26	$8,059	$10,732
7/31/26	$8,120	$10,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/4/25
NAV	-25.31	-12.65
Bloomberg U.S. Aggregate Bond Index	2.70	3.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXJ for the most recent performance information.

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,049,383
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 141,331
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,049,383	5	0%	$141,331

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	149.2
Long Put Option	0.5
Short Call Option	(50.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256942
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CBXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$60	0.69%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -24.97% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 10% loss in early 2026 and was down to a lesser extent following its outcome period reset in April. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,720	$9,952
5/31/25	$11,180	$9,881
6/30/25	$11,412	$10,033
7/31/25	$11,740	$10,006
8/31/25	$11,680	$10,126
9/30/25	$11,880	$10,236
10/31/25	$11,824	$10,300
11/30/25	$11,072	$10,364
12/31/25	$10,978	$10,349
1/31/26	$10,717	$10,360
2/28/26	$9,134	$10,530
3/31/26	$8,959	$10,344
4/30/26	$9,187	$10,356
5/31/26	$9,110	$10,388
6/30/26	$8,478	$10,413
7/31/26	$8,690	$10,277

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-24.97	-9.98
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXA for the most recent performance information.

Performance Inception Date	Apr. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,269,486
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 35,717
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,269,486	5	0%	$35,717

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	149.8
Long Put Option	0.8
Short Call Option	(52.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256943
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CBXY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$65	0.69%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -12.30% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though the fund absorbed that initial 10% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,272	$10,045
8/31/25	$10,064	$10,165
9/30/25	$10,268	$10,276
10/31/25	$10,012	$10,340
11/30/25	$9,536	$10,404
12/31/25	$9,386	$10,389
1/31/26	$9,248	$10,400
2/28/26	$8,904	$10,570
3/31/26	$8,904	$10,384
4/30/26	$8,920	$10,396
5/31/26	$8,916	$10,428
6/30/26	$8,928	$10,453
7/31/26	$8,932	$10,317

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-12.30	-10.09
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXY for the most recent performance information.

Performance Inception Date	Jul. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,504,531
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 57,089
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,504,531	5	0%	$57,089

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	156.3
Long Put Option	1.1
Short Call Option	(58.5)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256944
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CBXO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXO	$53Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 53	[11]
Expense Ratio, Percent	0.69%	[12]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -11.03% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by a hawkish shift in Fed policy expectations, heavy investor outflows, and leverage liquidation. While the Fund's 90% downside protection cushioned against bitcoin's plunge, the Fund absorbed that initial 10% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,720	$10,057
11/30/25	$9,288	$10,120
12/31/25	$8,647	$10,105
1/31/26	$9,138	$10,116
2/28/26	$8,880	$10,281
3/31/26	$8,893	$10,100
4/30/26	$8,901	$10,111
5/31/26	$8,880	$10,143
6/30/26	$8,860	$10,167
7/31/26	$8,893	$10,035

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-11.03
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXO for the most recent performance information.

Performance Inception Date	Oct. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 9,958,350
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 50,360
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$9,958,350	3	0%	$50,360

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.7
Short Call Option	0.0
Long Call Option	0.0

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000254075
Shareholder Report [Line Items]
Fund Name	Calamos Laddered S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CPSL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

CPSL offers single-ticker access to the 12 Calamos S&P 500 Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different month, creating laddered exposure that mitigates timing risk. Each underlying ETF seeks to match S&P 500 positive price returns up to a cap while protecting against 100% of losses (before fees and expenses) over a one-year outcome period. Protection guards against declines; the cap limits gains. As a fund of funds, CPSL itself does not provide a floor against losses. CPSL's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, as well as unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the CPSL underlying funds' outcome period caps) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.01% (NAV) for the period ending July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
9/9/24	$10,000	$10,003
9/30/24	$10,169	$10,666
10/31/24	$10,148	$10,570
11/30/24	$10,269	$11,190
12/31/24	$10,257	$10,923
1/31/25	$10,341	$11,228
2/28/25	$10,333	$11,081
3/31/25	$10,205	$10,457
4/30/25	$10,237	$10,386
5/31/25	$10,409	$11,040
6/30/25	$10,558	$11,601
7/31/25	$10,622	$11,861
8/31/25	$10,718	$12,102
9/30/25	$10,774	$12,543
10/31/25	$10,835	$12,837
11/30/25	$10,883	$12,869
12/31/25	$10,915	$12,877
1/31/26	$10,967	$13,063
2/28/26	$10,995	$12,964
3/31/26	$10,927	$12,318
4/30/26	$11,116	$13,611
5/31/26	$11,204	$14,327
6/30/26	$11,204	$14,191
7/31/26	$11,272	$14,182

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/9/24
NAV	6.01	6.47
S&P 500 Total Return Index	19.52	20.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSL for the most recent performance information.

Performance Inception Date	Sep. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 125,580,500
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 97,485
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$125,580,500	12	0%	$97,485

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Calamos S&P 500® Structured Alt Protection ETF® - September	8.3
Calamos S&P 500® Structured Alt Protection ETF® - August	8.3
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - December	8.3
Calamos S&P 500® Structured Alt Protection ETF® - July	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - November	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264349
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBOL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Laddered Bitcoin Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOL	$8Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 8	[13]
Expense Ratio, Percent	0.10%	[14]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

CBOL offers single-ticker access to the four Calamos Bitcoin Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap while protecting against 100% of losses (before fees and expenses) over a one-year outcome period. Protection guards against declines; the cap limits gains. As a fund of funds, CBOL itself does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned -4.60% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBOL's underlying ETFs' 100% downside protection sharply cushioned bitcoin's plunge, several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward, and fees/expenses also curbed performance resulting in a modest loss that exceeded the Agg Index's comparatively small decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,956	$10,006
11/30/25	$9,764	$10,068
12/31/25	$9,739	$10,053
1/31/26	$9,715	$10,064
2/28/26	$9,528	$10,229
3/31/26	$9,532	$10,048
4/30/26	$9,593	$10,060
5/31/26	$9,589	$10,091
6/30/26	$9,503	$10,115
7/31/26	$9,548	$9,983

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-4.60
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOL for the most recent performance information.

Performance Inception Date	Oct. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 2,343,292
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,662
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,343,292	4	2%	$1,662

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin Structured Alt Protection ETF® - April	25.0
Calamos Bitcoin Structured Alt Protection ETF® - October	25.0
Calamos Bitcoin Structured Alt Protection ETF® - July	25.0
Calamos Bitcoin Structured Alt Protection ETF® - January	24.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264351
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTL	$7Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 7	[15]
Expense Ratio, Percent	0.10%	[16]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

CBTL offers single-ticker access to the four Calamos Bitcoin 80 Series Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap, while limiting the maximum loss to 20% (80% protection from -20% to -100%) over its one-year outcome period (before fees and expenses). As a fund of funds, CBTL itself does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned  -29.00% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBTL's underlying ETFs' 80% downside protection cushioned bitcoin's plunge, each fund absorbed double-digit losses outright, and several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward. Fees and expenses also curbed performance, resulting in losses that exceeded the Agg Index's small decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,704	$10,006
11/30/25	$8,664	$10,068
12/31/25	$8,421	$10,053
1/31/26	$8,130	$10,064
2/28/26	$7,278	$10,229
3/31/26	$7,294	$10,048
4/30/26	$7,521	$10,060
5/31/26	$7,395	$10,091
6/30/26	$6,987	$10,115
7/31/26	$7,100	$9,983

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-29.00
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTL for the most recent performance information.

Performance Inception Date	Oct. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 2,636,330
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,434
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,636,330	4	164%	$2,434

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April	25.1
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July	25.1
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October	25.0
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January	24.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000264350
Shareholder Report [Line Items]
Fund Name	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	CBXL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXL	$7Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 7	[17]
Expense Ratio, Percent	0.10%	[18]
Expenses Short Period Footnote [Text Block]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

CBXL offers single-ticker access to the four Calamos Bitcoin 90 Series Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap, while limiting the maximum loss to 10% (90% protection from -10% to -100%) over its one-year outcome period (before fees and expenses). As a fund of funds, CBXL does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned  -19.43% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBXL's underlying ETFs' 90% downside protection cushioned against bitcoin's plunge, each fund absorbed that initial 10% loss, and several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,832	$10,006
11/30/25	$9,152	$10,068
12/31/25	$8,986	$10,053
1/31/26	$8,803	$10,064
2/28/26	$8,211	$10,229
3/31/26	$8,191	$10,048
4/30/26	$8,308	$10,060
5/31/26	$8,243	$10,091
6/30/26	$7,980	$10,115
7/31/26	$8,057	$9,983

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-19.43
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXL for the most recent performance information.

Performance Inception Date	Oct. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 1,489,441
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,225
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,489,441	4	5%	$1,225

Largest Holdings [Text Block]

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October	25.1
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April	25.0
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July	25.0
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January	24.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252652
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CPSY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.33% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
1/2/25	$10,000	$9,994
1/31/25	$10,077	$10,272
2/28/25	$10,085	$10,138
3/31/25	$9,970	$9,567
4/30/25	$10,068	$9,502
5/31/25	$10,158	$10,100
6/30/25	$10,294	$10,614
7/31/25	$10,367	$10,852
8/31/25	$10,439	$11,072
9/30/25	$10,520	$11,476
10/31/25	$10,571	$11,745
11/30/25	$10,631	$11,773
12/31/25	$10,691	$11,781
1/31/26	$10,733	$11,951
2/28/26	$10,746	$11,861
3/31/26	$10,665	$11,270
4/30/26	$10,861	$12,453
5/31/26	$10,942	$13,108
6/30/26	$10,955	$12,983
7/31/26	$11,010	$12,975

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/2/25
NAV	6.33	6.42
S&P 500 Total Return Index	19.52	17.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSY for the most recent performance information.

Performance Inception Date	Jan. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,526,129
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 165,294
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,526,129	3	0%	$165,294

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.2
Long Put Option	1.6
Short Call Option	(7.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252651
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - February
Trading Symbol	CPSF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - February for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.58% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
2/3/25	$10,000	$10,007
2/28/25	$10,008	$9,876
3/31/25	$9,900	$9,320
4/30/25	$9,971	$9,256
5/31/25	$10,062	$9,839
6/30/25	$10,208	$10,339
7/31/25	$10,274	$10,571
8/31/25	$10,357	$10,786
9/30/25	$10,444	$11,179
10/31/25	$10,494	$11,441
11/30/25	$10,540	$11,469
12/31/25	$10,623	$11,476
1/31/26	$10,685	$11,643
2/28/26	$10,702	$11,554
3/31/26	$10,623	$10,979
4/30/26	$10,805	$12,131
5/31/26	$10,868	$12,769
6/30/26	$10,880	$12,648
7/31/26	$10,938	$12,640

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/3/25
NAV	6.58	6.39
S&P 500 Total Return Index	19.52	17.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSF for the most recent performance information.

Performance Inception Date	Feb. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,679,990
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 194,887
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$33,679,990	3	0%	$194,887

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.2
Long Put Option	2.1
Short Call Option	(6.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252654
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - March
Trading Symbol	CPSR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - March for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.33% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,920	$9,431
4/30/25	$10,021	$9,367
5/31/25	$10,097	$9,956
6/30/25	$10,214	$10,463
7/31/25	$10,282	$10,698
8/31/25	$10,357	$10,914
9/30/25	$10,437	$11,313
10/31/25	$10,479	$11,578
11/30/25	$10,526	$11,606
12/31/25	$10,597	$11,613
1/31/26	$10,652	$11,782
2/28/26	$10,715	$11,692
3/31/26	$10,627	$11,110
4/30/26	$10,791	$12,276
5/31/26	$10,854	$12,922
6/30/26	$10,866	$12,799
7/31/26	$10,917	$12,790

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 3/3/25
NAV	6.33	6.60
S&P 500 Total Return Index	19.52	19.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSR for the most recent performance information.

Performance Inception Date	Mar. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,236,589
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 177,944
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$31,236,589	3	0%	$177,944

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.5
Long Put Option	2.3
Short Call Option	(8.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252649
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CPSP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.48% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
4/1/25	$10,000	$9,999
4/30/25	$10,065	$9,932
5/31/25	$10,166	$10,557
6/30/25	$10,280	$11,094
7/31/25	$10,312	$11,343
8/31/25	$10,377	$11,572
9/30/25	$10,446	$11,995
10/31/25	$10,471	$12,276
11/30/25	$10,515	$12,306
12/31/25	$10,580	$12,313
1/31/26	$10,621	$12,492
2/28/26	$10,666	$12,397
3/31/26	$10,718	$11,780
4/30/26	$10,856	$13,016
5/31/26	$10,917	$13,701
6/30/26	$10,921	$13,570
7/31/26	$10,970	$13,562

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/1/25
NAV	6.48	7.42
S&P 500 Total Return Index	19.52	25.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSP for the most recent performance information.

Performance Inception Date	Apr. 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,011,721
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 115,262
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,011,721	3	0%	$115,262

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.6
Long Put Option	2.0
Short Call Option	(13.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249281
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - May
Trading Symbol	CPSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - May for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. CPSM returned 5.00% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
5/1/24	$10,000	$9,999
5/31/24	$10,172	$10,495
6/30/24	$10,276	$10,871
7/31/24	$10,368	$11,004
8/31/24	$10,476	$11,270
9/30/24	$10,544	$11,511
10/31/24	$10,568	$11,407
11/30/24	$10,680	$12,076
12/31/24	$10,680	$11,788
1/31/25	$10,780	$12,117
2/28/25	$10,824	$11,959
3/31/25	$10,752	$11,285
4/30/25	$10,948	$11,208
5/31/25	$11,040	$11,914
6/30/25	$11,148	$12,520
7/31/25	$11,184	$12,801
8/31/25	$11,256	$13,060
9/30/25	$11,316	$13,537
10/31/25	$11,352	$13,854
11/30/25	$11,396	$13,888
12/31/25	$11,452	$13,896
1/31/26	$11,496	$14,098
2/28/26	$11,532	$13,991
3/31/26	$11,544	$13,294
4/30/26	$11,628	$14,689
5/31/26	$11,716	$15,462
6/30/26	$11,704	$15,315
7/31/26	$11,740	$15,305

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 5/1/24
NAV	5.00	7.48
S&P 500 Total Return Index	19.52	20.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSM for the most recent performance information.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,624,539
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 392,213
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,624,539	3	0%	$392,213

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.6
Long Put Option	3.7
Short Call Option	(5.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252653
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - June
Trading Symbol	CPSU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - June for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 5.18% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
6/2/25	$10,000	$9,996
6/30/25	$10,135	$10,504
7/31/25	$10,170	$10,740
8/31/25	$10,239	$10,957
9/30/25	$10,301	$11,357
10/31/25	$10,343	$11,623
11/30/25	$10,378	$11,652
12/31/25	$10,439	$11,659
1/31/26	$10,478	$11,828
2/28/26	$10,509	$11,738
3/31/26	$10,474	$11,154
4/30/26	$10,625	$12,324
5/31/26	$10,671	$12,972
6/30/26	$10,655	$12,849
7/31/26	$10,682	$12,841

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/2/25
NAV	5.18	6.13
S&P 500 Total Return Index	19.52	23.95

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSU for the most recent performance information.

Performance Inception Date	Jun. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,414,928
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 95,271
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,414,928	3	0%	$95,271

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.1
Long Put Option	5.3
Short Call Option	(3.2)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249282
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CPSJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.25% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
7/1/24	$10,000	$10,002
7/31/24	$10,096	$10,124
8/31/24	$10,238	$10,369
9/30/24	$10,317	$10,591
10/31/24	$10,326	$10,495
11/30/24	$10,463	$11,111
12/31/24	$10,447	$10,846
1/31/25	$10,547	$11,148
2/28/25	$10,538	$11,003
3/31/25	$10,355	$10,383
4/30/25	$10,346	$10,312
5/31/25	$10,659	$10,961
6/30/25	$10,881	$11,519
7/31/25	$10,935	$11,777
8/31/25	$10,997	$12,016
9/30/25	$11,093	$12,455
10/31/25	$11,152	$12,746
11/30/25	$11,169	$12,777
12/31/25	$11,223	$12,785
1/31/26	$11,281	$12,971
2/28/26	$11,302	$12,872
3/31/26	$11,215	$12,231
4/30/26	$11,436	$13,514
5/31/26	$11,498	$14,226
6/30/26	$11,548	$14,090
7/31/26	$11,594	$14,081

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	6.25	7.52
S&P 500 Total Return Index	19.52	17.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSJ for the most recent performance information.

Performance Inception Date	Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,681,295
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 289,698
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$46,681,295	3	0%	$289,698

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.1
Long Put Option	5.3
Short Call Option	(4.1)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249279
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - August
Trading Symbol	CPSA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - August for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.45% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
8/1/24	$10,000	$10,003
8/31/24	$10,136	$10,246
9/30/24	$10,239	$10,465
10/31/24	$10,223	$10,370
11/30/24	$10,346	$10,979
12/31/24	$10,342	$10,717
1/31/25	$10,441	$11,015
2/28/25	$10,425	$10,872
3/31/25	$10,272	$10,259
4/30/25	$10,285	$10,189
5/31/25	$10,528	$10,831
6/30/25	$10,713	$11,382
7/31/25	$10,804	$11,637
8/31/25	$10,899	$11,873
9/30/25	$10,986	$12,306
10/31/25	$11,031	$12,594
11/30/25	$11,052	$12,625
12/31/25	$11,105	$12,633
1/31/26	$11,163	$12,816
2/28/26	$11,184	$12,719
3/31/26	$11,089	$12,085
4/30/26	$11,320	$13,354
5/31/26	$11,414	$14,056
6/30/26	$11,447	$13,922
7/31/26	$11,513	$13,914

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 8/1/24
NAV	6.45	7.28
S&P 500 Total Return Index	19.52	17.96

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSA for the most recent performance information.

Performance Inception Date	Aug. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,563,382
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 303,421
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$42,563,382	3	0%	$303,421

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.4
Long Put Option	5.4
Short Call Option	(4.6)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249280
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - September
Trading Symbol	CPST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - September for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.26% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,206	$10,459
1/31/25	$10,286	$10,750
2/28/25	$10,282	$10,610
3/31/25	$10,149	$10,012
4/30/25	$10,181	$9,944
5/31/25	$10,363	$10,570
6/30/25	$10,524	$11,107
7/31/25	$10,613	$11,357
8/31/25	$10,705	$11,587
9/30/25	$10,766	$12,010
10/31/25	$10,826	$12,291
11/30/25	$10,838	$12,321
12/31/25	$10,891	$12,329
1/31/26	$10,943	$12,507
2/28/26	$10,959	$12,412
3/31/26	$10,875	$11,794
4/30/26	$11,088	$13,032
5/31/26	$11,173	$13,718
6/30/26	$11,209	$13,587
7/31/26	$11,278	$13,578

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/3/24
NAV	6.26	6.52
S&P 500 Total Return Index	19.52	17.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPST for the most recent performance information.

Performance Inception Date	Sep. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,183,293
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 215,211
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$32,183,293	3	0%	$215,211

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	108.9
Long Put Option	0.1
Short Call Option	(9.3)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252656
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CPSO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - October for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.05% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
10/1/24	$10,000	$9,998
10/31/24	$9,992	$9,908
11/30/24	$10,091	$10,489
12/31/24	$10,087	$10,239
1/31/25	$10,166	$10,524
2/28/25	$10,166	$10,387
3/31/25	$10,044	$9,802
4/30/25	$10,091	$9,735
5/31/25	$10,238	$10,348
6/30/25	$10,384	$10,874
7/31/25	$10,459	$11,118
8/31/25	$10,546	$11,344
9/30/25	$10,610	$11,758
10/31/25	$10,657	$12,033
11/30/25	$10,665	$12,062
12/31/25	$10,713	$12,070
1/31/26	$10,768	$12,245
2/28/26	$10,776	$12,152
3/31/26	$10,689	$11,547
4/30/26	$10,914	$12,758
5/31/26	$11,006	$13,430
6/30/26	$11,021	$13,302
7/31/26	$11,097	$13,293

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/1/24
NAV	6.05	5.84
S&P 500 Total Return Index	19.52	16.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSO for the most recent performance information.

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,629,724
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 166,777
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,629,724	3	0%	$166,777

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.3
Long Put Option	0.4
Short Call Option	(6.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252655
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - November
Trading Symbol	CPSN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - November for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.21% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
11/1/24	$10,000	$9,995
11/30/24	$10,120	$10,582
12/31/24	$10,104	$10,329
1/31/25	$10,196	$10,617
2/28/25	$10,196	$10,479
3/31/25	$10,084	$9,888
4/30/25	$10,164	$9,821
5/31/25	$10,272	$10,439
6/30/25	$10,404	$10,970
7/31/25	$10,479	$11,216
8/31/25	$10,547	$11,444
9/30/25	$10,631	$11,861
10/31/25	$10,687	$12,139
11/30/25	$10,723	$12,169
12/31/25	$10,751	$12,176
1/31/26	$10,795	$12,353
2/28/26	$10,799	$12,259
3/31/26	$10,695	$11,649
4/30/26	$10,939	$12,871
5/31/26	$11,039	$13,548
6/30/26	$11,059	$13,419
7/31/26	$11,119	$13,411

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 11/1/24
NAV	6.21	6.34
S&P 500 Total Return Index	19.52	18.28

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSN for the most recent performance information.

Performance Inception Date	Nov. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,837,705
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 207,695
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,837,705	3	0%	$207,695

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.2
Long Put Option	1.0
Short Call Option	(5.4)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252650
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - December
Trading Symbol	CPSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - December for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 7.39% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,025	$9,761
1/31/25	$10,075	$10,033
2/28/25	$10,087	$9,902
3/31/25	$9,909	$9,344
4/30/25	$10,000	$9,281
5/31/25	$10,108	$9,865
6/30/25	$10,286	$10,367
7/31/25	$10,373	$10,599
8/31/25	$10,468	$10,814
9/30/25	$10,585	$11,209
10/31/25	$10,668	$11,472
11/30/25	$10,746	$11,500
12/31/25	$10,792	$11,507
1/31/26	$10,833	$11,674
2/28/26	$10,837	$11,585
3/31/26	$10,746	$11,008
4/30/26	$10,966	$12,163
5/31/26	$11,061	$12,803
6/30/26	$11,070	$12,681
7/31/26	$11,136	$12,673

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 12/2/24
NAV	7.39	6.76
S&P 500 Total Return Index	19.52	15.31

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSD for the most recent performance information.

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,037,452
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 317,712
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$45,037,452	3	0%	$317,712

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.5
Long Put Option	1.3
Short Call Option	(6.1)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249273
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - March
Trading Symbol	CPNM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - March for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.29% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,918	$9,431
4/30/25	$9,988	$9,367
5/31/25	$10,135	$9,956
6/30/25	$10,274	$10,463
7/31/25	$10,340	$10,698
8/31/25	$10,401	$10,914
9/30/25	$10,488	$11,313
10/31/25	$10,545	$11,578
11/30/25	$10,582	$11,606
12/31/25	$10,660	$11,613
1/31/26	$10,709	$11,782
2/28/26	$10,750	$11,692
3/31/26	$10,680	$11,110
4/30/26	$10,873	$12,276
5/31/26	$10,971	$12,922
6/30/26	$10,971	$12,799
7/31/26	$10,967	$12,790

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 3/3/25
NAV	6.29	7.00
S&P 500 Total Return Index	19.52	19.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNM for the most recent performance information.

Performance Inception Date	Mar. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,771,985
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 92,806
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$14,771,985	3	0%	$92,806

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	109.7
Long Put Option	3.2
Short Call Option	(13.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249272
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - June
Trading Symbol	CPNJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - June for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 4.56% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
6/3/24	$10,000	$10,000
6/30/24	$10,182	$10,359
7/31/24	$10,195	$10,485
8/31/24	$10,280	$10,740
9/30/24	$10,382	$10,969
10/31/24	$10,386	$10,870
11/30/24	$10,535	$11,508
12/31/24	$10,569	$11,233
1/31/25	$10,658	$11,546
2/28/25	$10,641	$11,395
3/31/25	$10,433	$10,753
4/30/25	$10,535	$10,680
5/31/25	$10,950	$11,353
6/30/25	$11,099	$11,930
7/31/25	$11,150	$12,198
8/31/25	$11,218	$12,445
9/30/25	$11,307	$12,899
10/31/25	$11,370	$13,201
11/30/25	$11,383	$13,234
12/31/25	$11,451	$13,242
1/31/26	$11,502	$13,434
2/28/26	$11,519	$13,332
3/31/26	$11,459	$12,668
4/30/26	$11,676	$13,997
5/31/26	$11,731	$14,734
6/30/26	$11,723	$14,593
7/31/26	$11,646	$14,584

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/3/24
NAV	4.56	7.45
S&P 500 Total Return Index	19.52	19.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNJ for the most recent performance information.

Performance Inception Date	Jun. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,991,511
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 248,904
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$41,991,511	3	0%	$248,904

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	92.7
Long Put Option	10.2
Short Call Option	(3.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249274
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - September
Trading Symbol	CPNS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - September for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.40% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,242	$10,459
1/31/25	$10,327	$10,750
2/28/25	$10,307	$10,610
3/31/25	$10,157	$10,012
4/30/25	$10,230	$9,944
5/31/25	$10,472	$10,570
6/30/25	$10,634	$11,107
7/31/25	$10,714	$11,357
8/31/25	$10,771	$11,587
9/30/25	$10,876	$12,010
10/31/25	$10,944	$12,291
11/30/25	$10,952	$12,321
12/31/25	$10,985	$12,329
1/31/26	$11,041	$12,507
2/28/26	$11,025	$12,412
3/31/26	$10,964	$11,794
4/30/26	$11,227	$13,032
5/31/26	$11,320	$13,718
6/30/26	$11,344	$13,587
7/31/26	$11,400	$13,578

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/3/24
NAV	6.40	7.10
S&P 500 Total Return Index	19.52	17.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNS for the most recent performance information.

Performance Inception Date	Sep. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,189,269
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 171,490
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,189,269	3	0%	$171,490

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.2
Long Put Option	0.2
Short Call Option	(13.5)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249271
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - December
Trading Symbol	CPNQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - December for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.49% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,057	$9,761
1/31/25	$10,135	$10,033
2/28/25	$10,118	$9,902
3/31/25	$9,963	$9,344
4/30/25	$10,025	$9,281
5/31/25	$10,241	$9,865
6/30/25	$10,400	$10,367
7/31/25	$10,490	$10,599
8/31/25	$10,559	$10,814
9/30/25	$10,670	$11,209
10/31/25	$10,747	$11,472
11/30/25	$10,800	$11,500
12/31/25	$10,841	$11,507
1/31/26	$10,866	$11,674
2/28/26	$10,866	$11,585
3/31/26	$10,849	$11,008
4/30/26	$11,049	$12,163
5/31/26	$11,184	$12,803
6/30/26	$11,192	$12,681
7/31/26	$11,184	$12,673

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 12/2/24
NAV	6.49	6.96
S&P 500 Total Return Index	19.52	15.31

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNQ for the most recent performance information.

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,911,429
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 166,323
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,911,429	3	0%	$166,323

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.3
Long Put Option	2.2
Short Call Option	(9.0)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250959
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - January
Trading Symbol	CPRY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 11.93% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Russell 3000 Total Return Index
1/2/25	$10,000	$10,006
1/31/25	$10,097	$10,322
2/28/25	$10,004	$10,124
3/31/25	$9,911	$9,534
4/30/25	$9,907	$9,470
5/31/25	$9,984	$10,070
6/30/25	$10,109	$10,581
7/31/25	$10,158	$10,815
8/31/25	$10,396	$11,065
9/30/25	$10,517	$11,447
10/31/25	$10,614	$11,692
11/30/25	$10,719	$11,724
12/31/25	$10,901	$11,722
1/31/26	$10,994	$11,904
2/28/26	$11,010	$11,847
3/31/26	$10,961	$11,258
4/30/26	$11,163	$12,406
5/31/26	$11,236	$13,035
6/30/26	$11,305	$12,995
7/31/26	$11,345	$12,934

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/2/25
NAV	11.93	8.45
Russell 3000 Total Return Index	19.57	17.71

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRY for the most recent performance information.

Performance Inception Date	Jan. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,587,710
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 361,367
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,587,710	3	0%	$361,367

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	112.0
Long Put Option	1.3
Short Call Option	(13.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250958
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - April
Trading Symbol	CPRA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 8.71% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Russell 3000 Total Return Index
4/1/25	$10,000	$9,996
4/30/25	$10,061	$9,928
5/31/25	$10,158	$10,558
6/30/25	$10,283	$11,094
7/31/25	$10,339	$11,338
8/31/25	$10,485	$11,601
9/30/25	$10,561	$12,001
10/31/25	$10,610	$12,258
11/30/25	$10,666	$12,292
12/31/25	$10,727	$12,290
1/31/26	$10,784	$12,480
2/28/26	$10,824	$12,421
3/31/26	$10,868	$11,803
4/30/26	$11,086	$13,008
5/31/26	$11,159	$13,667
6/30/26	$11,224	$13,625
7/31/26	$11,240	$13,561

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/1/25
NAV	8.71	9.16
Russell 3000 Total Return Index	19.57	25.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRA for the most recent performance information.

Performance Inception Date	Apr. 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,217,600
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 59,696
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$13,217,600	3	0%	$59,696

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	111.9
Long Put Option	2.3
Short Call Option	(14.7)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250960
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - July
Trading Symbol	CPRJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 7.16% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Russell 3000 Total Return Index
7/1/24	$10,000	$9,996
7/31/24	$10,263	$10,182
8/31/24	$10,312	$10,403
9/30/24	$10,361	$10,619
10/31/24	$10,361	$10,541
11/30/24	$10,603	$11,242
12/31/24	$10,464	$10,898
1/31/25	$10,587	$11,242
2/28/25	$10,439	$11,027
3/31/25	$10,189	$10,384
4/30/25	$10,082	$10,314
5/31/25	$10,230	$10,968
6/30/25	$10,579	$11,525
7/31/25	$10,612	$11,779
8/31/25	$10,768	$12,051
9/30/25	$10,846	$12,467
10/31/25	$10,891	$12,734
11/30/25	$10,936	$12,769
12/31/25	$10,989	$12,767
1/31/26	$11,080	$12,965
2/28/26	$11,112	$12,903
3/31/26	$11,063	$12,261
4/30/26	$11,248	$13,512
5/31/26	$11,322	$14,197
6/30/26	$11,359	$14,154
7/31/26	$11,334	$14,088

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	7.16	6.34
Russell 3000 Total Return Index	19.57	17.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRJ for the most recent performance information.

Performance Inception Date	Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,377,583
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 217,397
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,377,583	3	0%	$217,397

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	95.2
Long Put Option	8.0
Short Call Option	(3.9)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250961
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Structured Alt Protection ETF<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> - October
Trading Symbol	CPRO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - October for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 12.74% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	NAV	Russell 3000 Total Return Index
10/1/24	$10,000	$9,995
10/31/24	$9,996	$9,922
11/30/24	$10,158	$10,582
12/31/24	$10,053	$10,258
1/31/25	$10,129	$10,582
2/28/25	$10,032	$10,379
3/31/25	$9,907	$9,774
4/30/25	$9,907	$9,708
5/31/25	$9,968	$10,324
6/30/25	$10,081	$10,848
7/31/25	$10,141	$11,087
8/31/25	$10,465	$11,344
9/30/25	$10,780	$11,735
10/31/25	$10,828	$11,987
11/30/25	$10,865	$12,019
12/31/25	$10,893	$12,017
1/31/26	$11,014	$12,203
2/28/26	$11,050	$12,145
3/31/26	$10,974	$11,541
4/30/26	$11,212	$12,719
5/31/26	$11,309	$13,363
6/30/26	$11,382	$13,322
7/31/26	$11,438	$13,260

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/1/24
NAV	12.74	7.63
Russell 3000 Total Return Index	19.57	16.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRO for the most recent performance information.

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,192,060
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 210,020
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,192,060	3	0%	$210,020

Holdings [Text Block]
Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	112.2
Long Put Option	0.4
Short Call Option	(12.8)

Largest Holdings [Text Block]
Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources

[1]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.
[7]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[8]	Annualized.
[9]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[10]	Annualized.
[11]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[12]	Annualized.
[13]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[14]	Annualized.
[15]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[16]	Annualized.
[17]	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
[18]	Annualized.